Deposits, Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Maturities of Time Deposits [Abstract]
2023	$ 105,871
2024	36,304
2025	5,586
2026	2,354
2027	1,513
Thereafter	291
Total time deposits	151,919	$ 189,282
Brokered deposits	$ 3,999	$ 11,438